NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
NET INCOME (LOSS) PER SHARE
14.
NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for the following years:

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Numerator:
Net income (loss) attributable to ordinary shareholders of UP Fintech	(2,186,441)	32,563,525	60,727,920
The dilutive effect arising from the convertible bonds	—	912,009	1,139,018
Numerator for diluted net (loss) income per ordinary share	(2,186,441)	33,475,534	61,866,938
Denominator:
Weighted average shares used in calculating net (loss) income per ordinary share
Basic	2,295,154,791	2,325,338,439	2,404,640,854
Effect of dilutive securities:
Dilutive effect of share options	—	5,440,751	5,513,427
Dilutive effect of restricted shares units	—	26,325,143	41,932,200
Dilutive effect of convertible bonds	—	70,164,498	82,010,834
Denominator for diluted net (loss) income per ordinary share	2,295,154,791	2,427,268,831	2,534,097,315
Net (loss) income per ordinary share
Basic	(0.00)	0.01	0.03
Diluted	(0.00)	0.01	0.02